Redeemable Preferred Stock	9 Months Ended
Sep. 30, 2011
Redeemable Preferred Stock [Abstract]
Redeemable Preferred Stock

8. Redeemable Preferred Stock

Prior to the closing of the Company's IPO and the transactions contemplated by the Recapitalization Agreement on June 1, 2011, the Company had authority to issue up to 1,000,000 shares of preferred stock, with a par value of $0.0001, of which 125,000 shares were designated Class A preferred stock and issued with a liquidation value of $1,000 per share and a dividend rate of 5%, compounded quarterly, and 5,000 shares were designated as Class B preferred stock and 2,850 shares were issued with a liquidation value of $1,000 per share and a dividend rate of 17%, compounded quarterly. Prior to the liquidation preference adjustments discussed below, all shares of Class A preferred stock were held by Indigo and Oaktree, and all shares of Class B preferred stock were held by other non-controlling shareholders. The remaining 870,000 authorized shares could have been designated and issued from time to time in one or more series, as decided by the Board of Directors. The dividend rates for the Class A and Class B preferred stock are per annum and applied to the sum of their respective liquidation value per share plus all accumulated and unpaid dividends whether or not they have been declared and whether or not there are profits, surplus, or other funds legally available for payment. Neither series of preferred stock was, by its terms, convertible into or exchangeable for any other property or securities of the Company, and neither series had voting rights. The Class A and B preferred stock were both subject to mandatory redemption on the earlier of July 1, 2012, or a change of control. As such, the Company's preferred stock was classified as mandatorily redeemable preferred stock (a liability) in the accompanying balance sheets and dividends were recorded as interest expense in the accompanying statements of operations.

With respect to dividend distributions and upon liquidation of the corporation, Class B preferred stock ranked senior to all other classes of stock, followed by Class A preferred stock, and lastly, common stock.

The liquidation preference of the Class A preferred stock was subject to adjustments as follows:

•

If a new collective bargaining agreement between the Company and its pilots had not been ratified by or before January 1, 2008, the liquidation value of the Class A preferred stock would be reduced by $22.5 million and any accrued and unpaid dividends corresponding to the liquidation value reduction would be eliminated. Additionally, pursuant to the terms of a Put and Escrow Agreement among the Company and its major shareholders dated July 13, 2006, if this liquidation value adjustment was triggered, the 25,000 shares of Class A preferred stock owned by Indigo must be returned to the Company, whereupon such shares were to be cancelled and any accrued and unpaid dividends corresponding to such cancelled shares were to be eliminated.

•

If, as of December 31, 2009, the net cost to the Company related to the return of MD-80 aircraft, over the period from January 1, 2006 through December 31, 2009, exceeded a target threshold of $20.7 million, the liquidation value of the Class A preferred stock would be reduced by the amount of such excess (and accrued and unpaid dividends corresponding to such reduction amount would be eliminated), subject to a maximum reduction of $30.0 million.

•

The liquidation value of the Class A preferred stock would be reduced by the amount equal to the aggregate principal amount of additional Tranche B notes purchased by Indigo after July 13, 2006 (see Note 11).

The following table represents the distribution of ownership of the Class A preferred stock as of December 31, 2006, prior to any liquidation value adjustment events:

	Class A Preferred Stock as of December 31, 2006
	Outstanding Shares	% of Shares Owned	Liquidation Value per Share	Liquidation Value *
	(in thousands except share and per share amounts)
Oaktree	100,000	80.00%	$1,000	$100,000
Indigo	25,000	20.00	1,000	25,000

Total Class A preferred stock	125,000	100.00%		$125,000

*	Liquidation value does not include accrued and unpaid dividends.

As of January 1, 2008, there was no new collective bargaining agreement with the Company's pilots. Accordingly, Indigo returned all 25,000 shares of its Class A preferred stock, which were then cancelled by the Company along with any accrued and unpaid dividends thereon. After giving effect to this cancellation, the liquidation value of the remaining 100,000 outstanding shares of Class A preferred stock was reduced by an aggregate $22.5 million, or from $1,000 to $775 per share, and accrued and unpaid dividends corresponding to the liquidation value reduction were eliminated. The Company recognized as debt extinguishment a net gain of $50.7 million, effective January 1, 2008, on the cancellation of shares and liquidation value adjustment, including the elimination of $3.6 million of corresponding accrued and unpaid dividends. After January 1, 2008, all Class A preferred stock is held by Oaktree. The following tables illustrate the execution of the Put and Escrow Agreement and liquidation value adjustment of the remaining Class A preferred stock triggered by not having a collective bargaining agreement as of January 1, 2008:

	Execution of Put and Escrow Agreement
	Transfer of Indigo Class A Preferred Stock to Spirit	Outstanding Shares	Liquidation Value per Share	Liquidation Value *
	(in thousands except share and per share amounts)
Oaktree	—	100,000	$1,000	$100,000
Indigo	(25,000)	—	N/A	—

Total Class A preferred stock	(25,000)	100,000		$100,000

*	Liquidation value does not include accrued and unpaid dividends.

	$22.5 Million Liquidation Value Adjustment
	Outstanding Shares	Liquidation Value Prior to Adjustment	Liquidation Value Adjustment	Liquidation Value per Share After Adjustment	Liquidation Value as of January 1, 2008 *
	(in thousands except share and per share amounts)
Oaktree	100,000	$100,000	$(22,500)	$775	$77,500
Indigo	—	—	—	—	—

Total Class A preferred stock	100,000	$100,000	$(22,500)		$77,500

*	Liquidation value does not include accrued and unpaid dividends.

On December 28, 2008, Indigo purchased an additional $2.7 million of Tranche B notes and triggered a liquidation value adjustment. Accordingly, the Company recognized as debt extinguishment a net gain of $3.0 million, effective December 28, 2008, on the liquidation value adjustment, including the elimination of $0.3 million of corresponding accrued and unpaid dividends. The following table illustrates the liquidation adjustment as triggered by the additional Tranche B notes purchased:

	$2.7 Million Liquidation Value Adjustment
	Outstanding Shares	Liquidation Value Prior to Adjustment	Liquidation Value Adjustment	Liquidation Value per Share After Adjustment	Liquidation Value as of December 31, 2008 *
	(in thousands except share and per share amounts)
Oaktree	100,000	$77,500	$(2,679)	$748	$74,821
Indigo	—	—	—	—	—

Total Class A preferred stock	100,000	$77,500	$(2,679)		$74,821

*	Liquidation value does not include accrued and unpaid dividends.

As of December 31, 2009, the net cost related to the disposal of MD-80 aircraft exceeded the $20.7 million target threshold by $16.7 million and as a result triggered a liquidation value adjustment, which resulted in a debt extinguishment gain of $19.7 million on December 31, 2009, including the elimination of $3.1 million of accrued and unpaid dividends. The following table illustrates the liquidation adjustment as triggered by the excess of MD-80 charges over the target:

	$16.7 Million Liquidation Value Adjustment
	Outstanding Shares	Liquidation Value Prior to Adjustment	Liquidation Value Adjustment	Liquidation Value per Share After Adjustment	Liquidation Value as of December 31, 2009 *
	(in thousands except share and per share amounts)
Oaktree	100,000	$74,821	$(16,664)	$582	$58,157
Indigo	—	—	—	—	—

Total Class A preferred stock	100,000	$74,821	$(16,664)		$58,157

*	Liquidation value does not include accrued and unpaid dividends.

As of December 31, 2010, accrued and unpaid dividends for the Class A and Class B preferred stock totaled $14.5 million and $4.2 million, respectively. The maximum amount the Company could be required to pay to redeem the Class A and Class B preferred stock as of the mandatory redemption date of July 1, 2012, is estimated to be $78.6 million and $9.2 million, respectively.

During the years ended 2008, 2009, and 2010, Class A preferred stock accrued dividends of $4.3 million or $42.58 per share, $4.3 million or $43.10 per share, and $3.5 million or $35.21 per share, respectively, while the Class B preferred stock accrued dividends of $0.8 million or $273.80 per share, $0.9 million or $322.60 per share, and $1.1 million or $381.04 per share, respectively.

In connection with the closing of the IPO, the Company consummated the transaction contemplated by the Recapitalization Agreement on June 1, 2011, which resulted in the repayment or exchange for common stock of all of the Company's notes and preferred stock (see Note 20).